Accounts Payable and Accrued Expenses	6 Months Ended
Jun. 30, 2020
Accounts Payable and Accrued Liabilities, Current [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

9. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses as of June 30, 2020 and December 31, 2019 consisted of:

	June 30, 2020	December 31, 2019
	(Unaudited)
Research and development expenses payable	$307,270	$554,791
Cost of healthcare services payable	83,469	45,234
Professional fees payable	259,474	171,037
Insurance expense payable	-	70,811
Payables for leasehold improvement and equipment	30,066	26,779
Deferred bonus and salaries payable	1,773,283	1,570,324
Deferred rent	-	55,484
Others	47,004	92,067
	$2,500,566	$2,586,527